UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5086

Churchill Tax-Free Trust
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 12/31/09

Date of reporting period: 6/30/10

FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semi-Annual Report
June 30, 2010

CHURCHILL TAX-FREE FUND OF KENTUCKY
A tax-free income investment

Serving Kentucky Investors For More Than Two Decades Churchill Tax-Free Fund of Kentucky “Consistency”

August, 2010

Dear Fellow Shareholder:

     When we created Churchill Tax-Free Fund of Kentucky 23 years ago, we started with a few simple goals as our building blocks.

•	To create a tax-free product specifically designed for Kentucky residents, like you; while recognizing your need to preserve capital.

•	To keep you well informed, while communicating with you in simple, straight-forward language -no jargon - financial or otherwise; and

•	To treat you, our fellow shareholders, as we ourselves would like to be treated – like individuals, not just as account numbers.

     Over the years, we have consistently sought ways to serve you better. As such, we have added various conveniences and features to your Fund in an effort to keep pace with your changing needs and expectations. At the same time, we have always kept our basic goals or building blocks in mind –the core of which is you, our shareholders.

     We have, therefore, never lost sight of the fact that it is:

–	Your money,

–	Invested in your Fund,

–	Invested right here in projects in your communities.

     And, we haven’t forgotten the strategy that we first formulated in an effort to make your Fund’s performance as consistent as possible:

•	stick with high-quality investments,

•	keep an intermediate maturity for the Fund’s portfolio,

•	diversify investments around the state, and

•	utilize the expertise of local talent, such as Trustees and Officers.

NOT A PART OF THE SEMI-ANNUAL REPORT

     So, while change is inevitable, we firmly believe that we should never lose sight of our core building blocks. We believe our disciplined approach toward consistency has served you well over the years. And, we believe consistency will continue to serve us well over the future. After all consistency is what you expect from our management of your Fund.

Sincerely,

Lacy B. Herrmann Founder and Chairman Emeritus	Diana P. Herrmann President

Consideration should be given to the risks of investing, including: potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future stability. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

NOT A PART OF THE SEMI-ANNUAL REPORT

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	General Obligation Bonds (3.8%)	S&P	Value
	Campbell County, Kentucky Public Project
$1,625,000	4.375%, 12/01/25 Syncora Guarantee, Inc. Insured	Aa2/NR	$1,654,136
	Highland Heights, Kentucky
235,000	4.500%, 12/01/25	A1/NR	243,542
370,000	4.600%, 12/01/27	A1/NR	383,390
500,000	5.125%, 12/01/38	A1/NR	517,870
	Kenton County, Kentucky Public Project
500,000	4.625%, 04/01/34	Aa2/NR	510,720
	Lexington-Fayette Urban County, Kentucky
4,175,000	4.250%, 05/01/23 NPFG Insured	Aa1/AA+	4,315,071
	Louisville & Jefferson County, Kentucky
955,000	4.200%, 11/01/22 NPFG Insured	Aa1/AA+****	993,668
	Wilder, Kentucky
1,090,000	4.900%, 12/01/29	Aa3/AAA	1,114,579
	Total General Obligation Bonds		9,732,976

	Revenue Bonds (94.8%)

	State Agencies (14.3%)
	Kentucky Area Development District Financing
500,000	5.000%, 12/01/23 LOC Wachovia Bank	NR/AA	507,315
	Kentucky Asset & Liability Commission Federal
	Highway Notes
1,000,000	5.000%, 09/01/22 Series A	Aa2/AA	1,129,940
	Kentucky Asset & Liability Commission University
	of Kentucky Project
500,000	4.500%, 10/01/22 NPFG FGIC Insured	Aa2/AA-	523,220
	Kentucky Asset & Liability Commission University
	of Kentucky Project
500,000	5.000%, 10/01/25 Series B	Aa2/AA-	538,275
750,000	5.000%, 10/01/26 Series B	Aa2/AA-	803,003
1,000,000	5.000%, 10/01/27 Series B	Aa2/AA-	1,065,470
	Kentucky Economic Development Finance Authority
	Louisville Arena Project
5,725,000	5.750%, 12/01/28 AGMC Insured	Aa3/AAA	6,164,680
	Kentucky Infrastructure Authority
230,000	5.000%, 06/01/21	Aa2/A+	232,601

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	State Agencies (continued)
	Kentucky State Property and Buildings Commission
$1,000,000	5.000%, 11/01/17 AMBAC Insured	Aa3/A+	$1,082,120
6,000,000	5.250%, 10/01/18	Aa2/A+	6,131,820
1,925,000	5.000%, 10/01/19	Aa2/A+	1,959,381
3,000,000	5.000%, 11/01/19 AGMC Insured	Aa2/AAA	3,151,950
1,020,000	5.000%, 11/01/20	Aa2/A+	1,133,444
1,375,000	5.375%, 11/01/23	Aa2/A+	1,519,884
2,820,000	5.750%, 04/01/24 AMBAC Insured	Aa3/A+	3,125,603
1,300,000	5.250%, 02/01/28 AGMC Insured	Aa2/AAA	1,393,483
750,000	5.500%, 11/01/28	Aa2/A+	815,617
2,500,000	5.000%, 02/01/29 AGMC Insured	Aa2/AAA	2,624,250
2,625,000	5.750%, 04/01/29 AMBAC Insured	Aa3/A+	2,858,625
	Total State Agencies		36,760,681

	County Agencies (2.0%)
	Jefferson County, Kentucky Capital Projects
1,575,000	4.250%, 06/01/23 AGMC Insured	Aa2/NR**	1,627,306
2,640,000	4.375%, 06/01/28 AGMC Insured	Aa2/NR**	2,661,041
	Lexington-Fayette Urban County, Kentucky Public
	Facilities Revenue
500,000	4.125%, 10/01/23 NPFG Insured	Aa3/NR	510,035
	Warren County, Kentucky Justice Center
365,000	4.300%, 09/01/22 NPFG Insured	Aa2/NR	376,556
	Total County Agencies		5,174,938

	Colleges and Universities (6.1%)
	Berea, Kentucky Educational Facilities (Berea College)
1,000,000	4.125%, 06/01/25	Aaa/NR	1,025,640
	Boyle County, Kentucky College Refunding &
	Improvement
1,035,000	4.500%, 06/01/22 CIFG Insured	A3/A-	1,096,645
200,000	4.625%, 06/01/24 CIFG Insured	A3/A-	210,924
	Louisville & Jefferson County, Kentucky University
	of Louisville
525,000	5.000%, 06/01/20 AMBAC Insured	NR/NR*	559,692
1,000,000	4.500%, 10/01/32	Aa2/AA-	986,100

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	Colleges and Universities (continued)
	Murray State University Project, Kentucky General
	Receipts Revenue
$745,000	4.500%, 09/01/23 AMBAC Insured	Aa2/A+	$761,420
	University of Kentucky General Receipts
885,000	4.500%, 10/01/22 Syncora Guarantee, Inc. Insured	Aa2/AA-	928,082
1,545,000	4.500%, 10/01/23 Syncora Guarantee, Inc. Insured	Aa2/AA-	1,611,450
1,625,000	4.500%, 10/01/25 Syncora Guarantee, Inc. Insured	Aa2/AA-	1,671,166
1,010,000	4.500%, 10/01/26 Syncora Guarantee, Inc. Insured	Aa2/AA-	1,034,210
	University of Louisville, Kentucky
1,000,000	4.375%, 04/01/27 AGMC Insured	Aa2/NR	985,350
	Western Kentucky University Revenue General Receipts
2,000,000	4.200%, 09/01/25 Series A NPFG Insured	Aa2/A+	1,973,420
2,980,000	4.200%, 09/01/26 Series A NPFG Insured	Aa2/A+	2,908,093
	Total Colleges and Universities		15,752,192

	Hospitals (12.5%)
	Jefferson County, Kentucky Health Facilities
1,715,000	5.650%, 01/01/17 AMBAC Insured	A3/A	1,720,351
2,200,000	5.250%, 05/01/17	NR/A	2,268,530
	Jefferson County, Kentucky Health Facilities University
	Hospital
1,000,000	5.250%, 07/01/22 NPFG Insured	Baa1/A	1,002,330
	Jefferson County, Kentucky Medical Center
2,000,000	5.500%, 05/01/22	NR/A	2,062,080
	Kentucky Economic Development Finance Authority,
	Baptist Healthcare System
2,170,000	5.375%, 08/15/24	Aa3/NR**	2,357,814
	Kentucky Economic Development Finance Authority,
	Catholic Health
2,000,000	5.000%, 05/01/29	Aa2/AA	2,058,800
1,000,000	5.000%, 05/01/29	Aa2/AA	1,014,150
	Kentucky Economic Development Finance Authority,
	Hospital Facilities St. Elizabeth Healthcare
1,000,000	5.500%, 05/01/39	NR/AA-**	1,045,390

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	Hospitals (continued)
	Kentucky Economic Development Finance Authority,
	Kings Daughter Medical Center
$1,000,000	5.000%, 02/01/30	A1/A+	$1,012,870
	Lexington-Fayette Urban County, Kentucky Public
	Facilities
500,000	4.250%, 10/01/26 NPFG Insured	Aa3/NR	503,790
	Louisville & Jefferson County, Kentucky Metropolitan
	Government Health System (Sisters of Mercy)
1,000,000	5.000%, 10/01/35	NR/NR***	950,430
	Louisville & Jefferson County, Kentucky Medical Center
1,000,000	5.000%, 06/01/18	NR/A	1,043,300
	Louisville & Jefferson County, Kentucky Metro Health,
	Jewish Hospital Revenue
1,250,000	6.000%, 02/01/22	A3/A	1,295,275
1,800,000	6.125%, 02/01/37	A3/A	1,893,816
	Louisville & Jefferson County, Kentucky Metropolitan
	Government Health System (Norton)
8,010,000	5.000%, 10/01/26	NR/A-***	7,974,115
4,000,000	5.000%, 10/01/30	NR/A-***	3,900,280
	Total Hospitals		32,103,321

	Housing (13.1%)
	Kentucky Housing Corporation Housing Revenue
555,000	4.200%, 01/01/17	Aaa/AAA	566,372
85,000	5.125%, 07/01/17	Aaa/AAA	85,047
470,000	4.800%, 01/01/18 AMT	Aaa/AAA	481,712
285,000	4.250%, 01/01/18	Aaa/AAA	290,347
575,000	4.800%, 07/01/18 AMT	Aaa/AAA	589,329
180,000	4.250%, 07/01/18	Aaa/AAA	183,370
900,000	4.800%, 07/01/20 AMT	Aaa/AAA	915,975
1,150,000	5.350%, 01/01/21 AMT FNMA collateralized	Aaa/AAA	1,157,877
6,025,000	5.450%, 07/01/22 AMT	Aaa/AAA	6,091,697
4,565,000	5.250%, 07/01/22 AMT	Aaa/AAA	4,605,811
245,000	5.200%, 07/01/22	Aaa/AAA	247,879

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	Housing (continued)
	Kentucky Housing Corporation Housing Revenue
	(continued)
$415,000	5.100%, 07/01/22 AMT	Aaa/AAA	$418,424
2,570,000	4.800%, 07/01/22 AMT	Aaa/AAA	2,612,945
2,000,000	4.700%, 07/01/22 Series E AMT	Aaa/AAA	2,021,160
1,635,000	5.000%, 01/01/23 AMT	Aaa/AAA	1,674,665
665,000	5.000%, 07/01/24 FHA Insured	Aaa/AAA	695,923
4,140,000	5.200%, 07/01/25 AMT	Aaa/AAA	4,164,757
600,000	4.750%, 07/01/26	Aaa/AAA	610,056
240,000	5.375%, 07/01/27	Aaa/AAA	242,882
2,300,000	5.000%, 07/01/27 Series N AMT	Aaa/AAA	2,308,050
1,000,000	4.750%, 07/01/27 Series E AMT	Aaa/AAA	978,320
315,000	4.850%, 07/01/29	Aaa/AAA	323,152
490,000	5.550%, 07/01/33	Aaa/AAA	491,833
600,000	5.150%, 07/01/39	Aaa/AAA	616,596
	Kentucky Housing Multifamily Mortgage Revenue
1,325,000	5.000%, 06/01/23 AMT	NR/AAA	1,344,239
	Total Housing		33,718,418

	School Building Revenue (25.3%)
	Barren County, Kentucky School Building Revenue
1,265,000	4.250%, 08/01/25 CIFG Insured	Aa2/NR	1,283,229
1,670,000	4.375%, 08/01/26 CIFG Insured	Aa2/NR	1,698,006
	Boone County, Kentucky School District Finance Corp.
1,000,000	4.125%, 08/01/22 Syncora Guarantee, Inc. Insured	Aa2/NR	1,013,910
	Boone County, Kentucky School District Finance
	Corp. School Building Revenue
140,000	4.750%, 06/01/20 AGMC Insured	Aa2/AAA	142,878
1,580,000	4.500%, 08/01/23 AGMC Insured	Aa2/NR	1,637,670
1,250,000	4.125%, 03/01/25 AGMC Insured	Aa2/NR	1,229,012
	Bullitt County, Kentucky School District Finance Corp.
200,000	4.300%, 10/01/21 NPFG Insured	Aa2/NR	203,948
2,455,000	4.500%, 10/01/22 NPFG Insured	Aa2/NR	2,534,149
2,590,000	4.500%, 10/01/23 NPFG Insured	Aa2/NR	2,663,245
1,145,000	4.500%, 04/01/27 AGMC Insured	Aa2/NR	1,169,698
1,200,000	4.500%, 04/01/28 AGMC Insured	Aa2/NR	1,220,328

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	School Building Revenue (continued)
	Christian County, Kentucky School District Finance
	Corp.
$720,000	4.000%, 08/01/19 Syncora Guarantee, Inc. Insured	Aa2/NR	$739,274
855,000	4.000%, 08/01/20 Syncora Guarantee, Inc. Insured	Aa2/NR	875,879
905,000	4.000%, 08/01/21 Syncora Guarantee, Inc. Insured	Aa2/NR	926,258
1,465,000	4.000%, 08/01/22 Syncora Guarantee, Inc. Insured	Aa2/NR	1,493,948
1,525,000	4.125%, 08/01/23 Syncora Guarantee, Inc. Insured	Aa2/NR	1,553,258
1,590,000	4.125%, 08/01/24 Syncora Guarantee, Inc. Insured	Aa2/NR	1,608,460
	Daviess County, Kentucky School District Finance Corp.
200,000	5.000%, 06/01/24	Aa2/NR	209,214
	Fayette County, Kentucky School District Finance Corp.
5,000,000	4.250%, 04/01/23 AGMC Insured	Aa2/AAA	5,124,800
4,335,000	4.375%, 05/01/26 AGMC Insured	Aa2/AAA	4,415,414
	Floyd County, Kentucky School Building
680,000	4.375%, 10/01/22	Aa2/NR	698,374
	Floyd County, Kentucky School Finance Corporation
	School Building
1,320,000	4.000%, 03/01/23 Syncora Guarantee, Inc. Insured	Aa2/NR	1,338,638
1,255,000	4.125%, 03/01/26 Syncora Guarantee, Inc. Insured	Aa2/NR	1,259,029
	Fort Thomas, Kentucky Independent School District
	Building Revenue
610,000	4.375%, 04/01/25	Aa2/NR	619,400
	Fort Thomas, Kentucky Independent School District
	Finance Corp.
785,000	4.375%, 04/01/21	Aa2/NR	815,411
	Franklin County, Kentucky School District Finance Corp.
1,000,000	5.000%, 04/01/24	Aa2/NR	1,044,210
	Graves County, Kentucky School Building Revenue
1,260,000	5.000%, 06/01/22	Aa2/NR	1,315,238
1,320,000	5.000%, 06/01/23	Aa2/NR	1,368,985
	Hardin County, Kentucky School District Finance Corp.
1,475,000	4.000%, 02/01/19 AMBAC Insured	Aa2/NR	1,510,872

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	School Building Revenue (continued)
	Jefferson County, Kentucky School District Finance
	Corp. School Building
$150,000	5.000%, 04/01/20 AGMC Insured (pre-refunded)	Aa2/AAA	$156,630
1,360,000	4.250%, 06/01/21 AGMC Insured	Aa2/AAA	1,406,172
	Kenton County, Kentucky School Building Revenue
590,000	4.250%, 10/01/22 AGMC Insured	Aa2/NR	608,892
	Kenton County, Kentucky School District Finance Corp.
445,000	4.300%, 04/01/22 CIFG Insured	Aa2/NR	457,042
4,250,000	5.000%, 06/01/22 NPFG Insured	Aa2/NR	4,482,135
750,000	4.375%, 04/01/24 CIFG Insured	Aa2/NR	765,405
325,000	4.400%, 04/01/26 CIFG Insured	Aa2/NR	329,755
	Larue County, Kentucky School District Finance Corp.
270,000	4.500%, 07/01/21 NPFG Insured	Aa2/NR	283,127
470,000	4.500%, 07/01/22 NPFG Insured	Aa2/NR	492,081
785,000	4.500%, 07/01/23 NPFG Insured	Aa2/NR	817,585
	Magoffin County, Kentucky School Building Revenue
375,000	4.250%, 08/01/23 AMBAC Insured	Aa2/NR	385,703
	Magoffin County, Kentucky School District
475,000	4.250%, 08/01/25 AMBAC Insured	Aa2/NR	483,127
	Meade County, Kentucky School District
490,000	4.250%, 09/01/26 NPFG Insured	Aa2/NR	496,336
	Ohio County, Kentucky School Building Revenue
790,000	4.500%, 05/01/24	Aa2/NR	820,565
325,000	4.500%, 05/01/25	Aa2/NR	335,361
	Oldham County, Kentucky School District Finance Corp.
500,000	5.000%, 05/01/19 NPFG Insured	Aa2/NR	530,800
1,000,000	4.500%, 09/01/27 NPFG Insured	Aa2/NR	1,015,230
	Owensboro, Kentucky Independent School District
	Finance Corp. School Building Revenue
390,000	4.375%, 09/01/24	Aa2/NR	405,023
	Pendleton County, Kentucky School District Finance
	Corp. School Building Revenue
730,000	4.000%, 02/01/23 NPFG Insured	Aa2/NR	735,439

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	School Building Revenue (continued)
	Pike County, Kentucky School Building Revenue
$1,355,000	4.375%, 10/01/26 NPFG Insured	Aa2/NR	$1,381,463
	Scott County, Kentucky School District Finance Corp.
1,115,000	4.200%, 01/01/22 AMBAC Insured	Aa2/NR	1,151,817
1,955,000	4.250%, 01/01/23 AMBAC Insured	Aa2/NR	2,013,748
1,560,000	4.300%, 01/01/24 AMBAC Insured	Aa2/NR	1,602,900
	Scott County, Kentucky School District Finance Corp.
	School Building Revenue
1,000,000	4.250%, 02/01/27 AGMC Insured	Aa2/NR	1,002,820
	Spencer County, Kentucky School District Finance
	Corp., School Building Revenue
1,000,000	4.500%, 08/01/27 AGMC Insured	Aa2/NR	1,027,400
	Warren County, Kentucky School District Finance Corp.
295,000	4.125%, 02/01/23 NPFG Insured	Aa2/NR	300,953
	Total School Building Revenue		65,200,244

	Transportation (8.1%)
	Kenton County, Kentucky Airport Board Airport Revenue
1,300,000	5.000%, 03/01/23 NPFG Insured AMT	A3/A	1,300,559
	Kentucky State Turnpike Authority Revenue
2,500,000	5.000%, 07/01/25	Aa2/AA+	2,718,625
2,250,000	5.000%, 07/01/27	Aa2/AA+	2,410,447
1,100,000	5.000%, 07/01/28	Aa2/AA+	1,170,697
800,000	5.000%, 07/01/29	Aa2/AA+	854,280
	Louisville, Kentucky Regional Airport Authority
1,000,000	5.250%, 07/01/23 AGMC Insured AMT	Aa3/AAA	1,040,990
2,610,000	5.000%, 07/01/24 AMBAC Insured AMT	A1/A+	2,617,960
	Louisville & Jefferson County Regional Airport, Kentucky
1,000,000	5.250%, 07/01/18 AGMC Insured AMT	Aa3/AAA	1,039,990
2,000,000	5.250%, 07/01/20 AGMC Insured AMT	Aa3/AAA	2,056,660
1,370,000	5.250%, 07/01/21 AGMC Insured AMT	Aa3/AAA	1,403,784
3,390,000	5.250%, 07/01/22 AGMC Insured AMT	Aa3/AAA	3,463,122
275,000	5.375%, 07/01/23 AGMC Insured AMT	Aa3/AAA	279,626
500,000	5.000%, 07/01/25 NPFG Insured AMT	A1/A+	494,285
	Total Transportation		20,851,025

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	Utilities (13.4%)
	Bardstown, Kentucky Combined Utilities Revenue
$200,000	5.000%, 12/01/19 NPFG Insured	Aa3/NR	$205,754
	Boone County, Kentucky Pollution Control Revenue
	(Dayton Power & Light)
2,000,000	4.700%, 01/01/28 FGIC Insured	Aa3/A	1,995,260
	Campbell & Kenton Counties, Kentucky (Sanitation
	District) Revenue
1,695,000	4.300%, 08/01/24 NPFG Insured	Aa2/AA	1,747,935
300,000	4.300%, 08/01/27 NPFG Insured	Aa2/AA	304,800
1,450,000	4.300%, 08/01/28 NPFG Insured	Aa2/AA	1,466,182
	Carroll County, Kentucky Environmental Facilities
	Revenue (Kentucky Utilities) AMT
1,500,000	5.750%, 02/01/26 AMBAC Insured	A2/BBB+	1,539,135
	Kentucky Rural Water Finance Corp.
205,000	4.250%, 08/01/19 NPFG Insured	Baa1/AA-	213,680
595,000	5.000%, 02/01/20 NPFG Insured	Baa1/AA-	615,801
210,000	4.250%, 08/01/20 NPFG Insured	Baa1/AA-	218,308
200,000	4.375%, 08/01/22 NPFG Insured	Baa1/AA-	208,712
240,000	4.500%, 08/01/23 NPFG Insured	Baa1/AA-	250,745
200,000	4.500%, 02/01/24 NPFG Insured	Baa1/AA-	205,356
255,000	4.500%, 08/01/24 NPFG Insured	Baa1/AA-	265,009
355,000	4.600%, 02/01/25	NR/AA-	370,670
290,000	4.500%, 08/01/27 NPFG Insured	Baa1/AA-	296,951
245,000	4.600%, 08/01/28 NPFG Insured	Baa1/AA-	250,988
315,000	4.625%, 08/01/29 NPFG Insured	Baa1/AA-	322,097
	Kentucky State Municipal Power Agency, Prairie St.
	Project
1,000,000	5.000%, 09/01/23 AGMC Insured	Aa3/AAA	1,082,720
	Louisville & Jefferson County, Kentucky Metropolitan
	Sewer District
2,380,000	4.250%, 05/15/20 AGMC Insured	Aa3/AAA	2,509,091
2,510,000	4.250%, 05/15/21 AGMC Insured	Aa3/AAA	2,631,082
1,500,000	5.000%, 05/15/26 AGMC Insured	Aa3/AAA	1,585,230

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	Utilities (continued)
	Louisville, Kentucky Waterworks Board Water System
$5,000,000	5.250%, 11/15/22 AGMC Insured (pre-refunded)	Aaa/AAA	$5,088,900
2,415,000	5.250%, 11/15/24 AGMC Insured (pre-refunded)	Aaa/AAA	2,457,939
	Northern Kentucky Water District
660,000	5.000%, 02/01/23 NPFG FGIC Insured	Aa3/NR	669,524
1,825,000	6.000%, 02/01/28 AGMC Insured	Aa3/NR	2,092,162
	Owensboro, Kentucky Electric and Power
1,555,000	5.000%, 01/01/20 AGMC Insured	Aa3/AAA	1,566,865
	Owensboro, Kentucky Water Revenue
500,000	5.000%, 09/15/27 AGMC Insured	Aa3/NR	539,680
	Owensboro-Daviess County, Kentucky Regional Water
	Resource Agency Wastewater Refunding &
	Improvement Revenue
930,000	4.375%, 01/01/27 Series A Syncora Guarantee, Inc.
	Insured	NR/AA-	916,561
	Trimble County, Kentucky Environmental Facilities
3,000,000	4.600%, 06/01/33 AMBAC Insured	A2/BBB+	2,864,880
	Total Utilities		34,482,017
	Total Revenue Bonds		244,042,836
	Total Investments (cost $246,415,462-note 4)	98.6%	253,775,812
	Other assets less liabilities	1.4	3,582,023
	Net Assets	100.0%	$257,357,835

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010 (unaudited)

*
Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a credit rating service.

Fitch ratings
**	AA
***	A
****	AAA
		Percent of
Portfolio Distribution By Quality Rating		Portfolio†

Aaa of Moody’s or AAA of S&P or Fitch		31.5%
Pre-refunded bonds††/ Escrowed to maturity bonds		3.0
Aa of Moody’s or AA of S&P or Fitch		50.9
A of Moody’s or S&P or Fitch		14.4
Not rated*		0.2
		100.0%

†	Calculated using the highest rating of the three rating services.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
FGIC - Financial Guaranty Insurance Co.
FHA - Financial Housing Administration
FNMA - Federal National Mortgage Association
LOC - Letter of Credit
NPFG - National Public Finance Guarantee
NR - Not Rated

See accompanying notes to financial statements.

CHURCHILL TAX-FREE FUND OF KENTUCKY
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2010 (unaudited)

ASSETS
Investments at value (cost $246,415,462)	$253,775,812
Cash	466,882
Interest receivable	3,639,298
Receivable for Fund shares sold	79,159
Other assets	2,239
Total assets	257,963,390
LIABILITIES
Dividends payable	288,583
Payable for Fund shares redeemed	177,286
Management fee payable	84,257
Distribution and service fees payable	1,041
Accrued expenses	54,388
Total liabilities	605,555
NET ASSETS	$257,357,835
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share	$242,960
Additional paid-in capital	250,244,591
Net unrealized appreciation on investments (note 4)	7,360,350
Undistributed net investment income	95,335
Accumulated net realized loss on investments	(585,401)
	$257,357,835
CLASS A
Net Assets	$200,806,362
Capital shares outstanding	18,958,665
Net asset value and redemption price per share	$10.59
Maximum offering price per share (100/96 of $10.59 adjusted to nearest cent)	$11.03
CLASS C
Net Assets	$6,256,481
Capital shares outstanding	591,003
Net asset value and offering price per share	$10.59
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
during the first 12 months after purchase)	$10.59	*
CLASS I
Net Assets	$8,132,135
Capital shares outstanding	768,186
Net asset value, offering and redemption price per share	$10.59
CLASS Y
Net Assets	$42,162,857
Capital shares outstanding	3,978,099
Net asset value, offering and redemption price per share	$10.60

See accompanying notes to financial statements.

CHURCHILL TAX-FREE FUND OF KENTUCKY
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2010 (unaudited)

Investment Income:

Interest income		$5,789,233

Expenses:

Management fee (note 3)	$504,174
Distribution and service fees (note 3)	178,806
Transfer and shareholder servicing agent fees (note 3)	76,107
Trustees’ fees and expenses (note 8)	61,295
Legal fees (note 3)	24,812
Fund accounting fees	18,060
Shareholders’ reports and proxy statements	13,922
Auditing and tax fees	10,789
Custodian fees (note 6)	10,021
Insurance	6,717
Registration fees and dues	4,543
Chief compliance officer (note 3)	2,235
Miscellaneous	14,099
Total expenses	925,580

Expenses paid indirectly (note 6)	(44)
Net expenses		925,536
Net investment income		4,863,697

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities transactions	113,101
Change in unrealized appreciation on investments	1,800,099

Net realized and unrealized gain (loss) on investments		1,913,200
Net change in net assets resulting from operations		$6,776,897

See accompanying notes to financial statements.

CHURCHILL TAX-FREE FUND OF KENTUCKY
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2010	Year Ended
	(unaudited)	December 31, 2009
OPERATIONS:
Net investment income	$4,863,697	$9,481,325
Net realized gain (loss) from securities transactions	113,101	(200,761)
Change in unrealized appreciation (depreciation) on investments	1,800,099	25,337,616
Change in net assets from operations	6,776,897	34,618,180
DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(3,755,061)	(7,313,389)

Class C Shares:
Net investment income	(71,053)	(98,972)

Class I Shares:
Net investment income	(148,311)	(307,836)

Class Y Shares:
Net investment income	(870,568)	(1,750,804)
Change in net assets from distributions	(4,844,993)	(9,471,001)
CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	16,437,518	35,468,477
Reinvested dividends and distributions	1,847,927	3,804,880
Cost of shares redeemed	(15,884,358)	(28,780,114)
Change in net assets from capital share transactions	2,401,087	10,493,243
Change in net assets	4,332,991	35,640,422
NET ASSETS:
Beginning of period	253,024,844	217,384,422
End of period*	$257,357,835	$253,024,844

* Includes undistributed net investment income of:	$95,335	$76,631

See accompanying notes to financial statements.

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2010 (unaudited)

1. Organization

     Churchill Tax-Free Fund of Kentucky (the “Fund”), a non-diversified, open-end investment company, was organized in March, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold at net asset value plus a sales charge (of varying size depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. On April 30, 1998, the Fund established Class I Shares which are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares may carry a distribution and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b)
Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy.

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2010 (unaudited)

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2010:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs —
Municipal Bonds*	253,775,812
Level 3 – Significant Unobservable Inputs	—
Total	$253,775,812

* See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2007-2009) and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2010 (unaudited)

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On December 31, 2009 the Fund increased undistributed net investment income by $2,335 and decreased additional paid-in capital by $2,335. These reclassifications have no effect on net assets or net asset value per share.

i)
Accounting pronouncement: In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers into and out of Levels 1 and 2 during the current period presented.

The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Fund. The Manager’s services include providing the office of the Fund and all related services as well as managing relationships with all of the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Fund’s average net assets.

     Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers (“Qualified Recipients”) or others selected by Aquila Distributors, Inc. (the “Distributor”) including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.15% of the Fund’s average net assets represented by Class A Shares. For the six months ended June 30, 2010, distribution fees on Class A Shares amounted to $146,722 of which the Distributor retained $5,436.

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2010 (unaudited)

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the six months ended June 30, 2010, amounted to $18,046. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended June 30, 2010, amounted to $6,016. The total of these payments with respect to Class C Shares amounted to $24,062 of which the Distributor retained $2,676.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed for any fiscal year of the Fund a rate (currently 0.20%), set from time to time by the Board of Trustees, of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, Class I has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended June 30, 2010, these payments were made at the average annual rate of 0.35% of such net assets and amounted to $14,039 of which $8,022 related to the Plan and $6,017 related to the Shareholder Services Plan.

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through the facilities of intermediaries having offices within Kentucky, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended June 30, 2010, total commissions on sales of Class A Shares amounted to $120,373 of which the Distributor received $11,095. c) Other Related Party Transactions:

     For the six months ended June 30, 2010, the Fund incurred $24,492 of legal fees allocable to Butzel Long PC, counsel to the Fund, for legal services in conjunction with the Fund’s ongoing operations. The Secretary of the Fund is Of Counsel to that firm.

4. Purchases and Sales of Securities

     During the six months ended June 30, 2010, purchases of securities and proceeds from the sales of securities aggregated $8,783,263 and $6,094,635, respectively.

     At June 30, 2010, the aggregate tax cost for all securities was $246,320,062. At June 30, 2010, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $8,076,188 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $620,438 for a net unrealized appreciation of $7,455,750.

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2010 (unaudited)

5. Portfolio Orientation

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Kentucky, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Kentucky and whatever effects these may have upon Kentucky issuers’ ability to meet their obligations.

6. Expenses

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. Capital Share Transactions

     Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended June 30, 2010		Year Ended
	(unaudited)		December 31, 2009
	Shares	Amount	Shares	Amount

Class A Shares:
Proceeds from shares sold	1,060,283	$11,205,790	2,169,858	$22,316,773
Reinvested distributions	155,971	1,647,923	327,487	3,368,846
Cost of shares redeemed	(791,810)	(8,358,456)	(1,956,408)	(19,972,149)
Net change	424,444	4,495,257	540,937	5,713,470

Class C Shares:
Proceeds from shares sold	233,141	2,463,915	211,585	2,187,246
Reinvested distributions	4,542	47,974	6,556	67,529
Cost of shares redeemed	(47,093)	(496,197)	(103,685)	(1,058,133)
Net change	190,590	2,015,692	114,456	1,196,642

Class I Shares:
Proceeds from shares sold	–	–	13,106	136,866
Reinvested distributions	11,356	119,868	28,913	297,017
Cost of shares redeemed	(37,519)	(394,702)	(76,705)	(769,822)
Net change	(26,163)	(274,834)	(34,686)	(335,939)

Class Y Shares:
Proceeds from shares sold	261,993	2,767,813	1,061,868	10,827,592
Reinvested distributions	3,044	32,162	6,966	71,488
Cost of shares redeemed	(627,656)	(6,635,003)	(683,019)	(6,980,010)
Net change	(362,619)	(3,835,028)	385,815	3,919,070
Total transactions in Fund
shares	226,252	$2,401,087	1,006,522	$10,493,243

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2010 (unaudited)

8. Trustees’ Fees and Expenses

     At June 30, 2010 there were 8 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended June 30, 2010 was $46,366. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting of Shareholders. For the six months ended June 30, 2010, such meeting-related expenses amounted to $14,929.

9. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and Commonwealth of Kentucky income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. As of December 31, 2009, the Fund had a capital loss carryover of $652,842 of which $447,760 expires in 2016 and $175,082 expires in 2017 if not offset by future capital gains.

     As of December 31, 2009, there were post-October capital loss deferrals of $45,660, which will be recognized in the following year.

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2010 (unaudited)

     The tax character of distributions:

	Year Ended December 31,
	2009	2008
Net tax-exempt income	$9,470,948	$9,482,925
Taxable income	53	–
Net realized gain on investments	–	1,190,261
	$9,471,001	$10,673,186

     As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Capital loss carry forward	$(652,842)
Unrealized appreciation	5,636,882
Undistributed tax-exempt income	574,986
Other accumulated losses	(45,660)
Other temporary differences	(574,986)
$4,938,380

     The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments.The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

11. Ongoing Development

     The three major rating agencies (Standard & Poor’s, Moody’s and Fitch) have downgraded or eliminated ratings of the majority of the municipal bond insurance companies since December 2007 due to loss of capital from investments in subprime mortgages. As such, only the ratings of Assured Guaranty Municipal Corp. (formerly FSA) and National Public Finance (formerly MBIA) are now deemed to be investment grade. Some insurance companies, such as AMBAC, have had their ratings withdrawn by the rating agencies. Thus while certain bonds still have insurance, they are no longer rated based upon the ratings of their issuers.

CHURCHILL TAX-FREE FUND OF KENTUCKY
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A												Class C
	Six Months												Six Months
	Ended		Year Ended December 31,										Ended		Year Ended December 31,
	6/30/10												6/30/10
	(unaudited)		2009		2008		2007		2006		2005		(unaudited)		2009		2008		2007		2006		2005
Net asset value, beginning of period	$10.51		$9.42		$10.38		$10.59		$10.60		$10.74		$10.51		$9.42		$10.38		$10.58		$10.59		$10.73
Income (loss) from investment operations:
Net investment income	0.20	(1)	0.41	(1)	0.40	(1)	0.39	(1)	0.39	(2)	0.39	(2)	0.16	(1)	0.32	(1)	0.31	(1)	0.31	(1)	0.30	(2)	0.30	(2)
Net gain (loss) on securities (both
realized and unrealized)	0.08		1.09		(0.92)		(0.15)		0.03		(0.14)		0.08		1.09		(0.91)		(0.15)		0.03		(0.14)
Total from investment operations	0.28		1.50		(0.52)		0.24		0.42		0.25		0.24		1.41		(0.60)		0.16		0.33		0.16
Less distributions (note 10):
Dividends from net investment income	(0.20)		(0.41)		(0.39)		(0.39)		(0.40)		(0.39)		(0.16)		(0.32)		(0.31)		(0.30)		(0.31)		(0.30)
Distributions from capital gains	–		–		(0.05)		(0.06)		(0.03)		–		–		–		(0.05)		(0.06)		(0.03)		–
Total distributions	(0.20)		(0.41)		(0.44)		(0.45)		(0.43)		(0.39)		(0.16)		(0.32)		(0.36)		(0.36)		(0.34)		(0.30)
Net asset value, end of period	$10.59		$10.51		$9.42		$10.38		$10.59		$10.60		$10.59		$10.51		$9.42		$10.38		$10.58		$10.59
Total return	2.69	%(3)(5)	16.05	%(5)	(5.05	)%(5)	2.38	%(5)	4.02	%(5)	2.39	%(5)	2.26	%(3)(6)	15.06	%(6)	(5.85	)%(6)	1.61	%(6)	3.15	%(6)	1.53	%(6)
Ratios/supplemental data
Net assets, end of period
(in thousands)	$200,806		$194,816		$169,582		$194,140		$211,501		$223,811		$6,256		$4,207		$2,694		$4,120		$5,686		$7,296
Ratio of expenses to average
net assets	0.74	%(4)	0.76%		0.79%		0.75%		0.76%		0.77%		1.58	%(4)	1.60%		1.64%		1.60%		1.62%		1.62%
Ratio of net investment income to
average net assets	3.85	%(4)	3.96%		3.97%		3.77%		3.71%		3.66%		2.96	%(4)	3.06%		3.10%		2.92%		2.87%		2.81%
Portfolio turnover rate	2.44	%(3)	8.18%		13.76%		18.92%		19.07%		24.87%		2.44	%(3)	8.18%		13.76%		18.92%		19.07%		24.87%
The expense ratios after giving effect to the expense offset for uninvested cash balances were:
Ratio of expenses to average
net assets	0.74	%(4)	0.76%		0.78%		0.74%		0.76%		0.76%		1.58	%(4)	1.60%		1.63%		1.59%		1.61%		1.61%

(1) Per share amounts have been calculated using the daily average shares method.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Not annualized.
(4) Annualized.
(5) Not reflecting sales charge.
(6) Not reflecting CDSC.

See accompanying notes to financial statements.

CHURCHILL TAX-FREE FUND OF KENTUCKY
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I							Class Y
	Six Months							Six Months
	Ended		Year Ended December 31,					Ended		Year Ended December 31,
	6/30/10							6/30/10
	(unaudited)		2009	2008	2007	2006	2005	(unaudited)		2009	2008	2007	2006	2005
Net asset value, beginning of period	$10.51		$9.42	$10.38	$10.58	$10.59	$10.73	$10.52		$9.43	$10.39	$10.59	$10.61	$10.75
Income (loss) from investment operations:
Net investment income	0.19	(1)	0.39 (1)	0.38 (1)	0.38 (1)	0.38 (2)	0.38 (2)	0.21	(1)	0.42 (1)	0.41 (1)	0.41 (1)	0.41 (2)	0.41 (2)
Net gain (loss) on securities (both
realized and unrealized)	0.08		1.09	(0.91)	(0.14)	0.02	(0.14)	0.08		1.09	(0.91)	(0.14)	0.01	(0.14)
Total from investment operations	0.27		1.48	(0.53)	0.24	0.40	0.24	0.29		1.51	(0.50)	0.27	0.42	0.27
Less distributions (note 10):
Dividends from net investment income	(0.19)		(0.39)	(0.38)	(0.38)	(0.38)	(0.38)	(0.21)		(0.42)	(0.41)	(0.41)	(0.41)	(0.41)
Distributions from capital gains	–		–	(0.05)	(0.06)	(0.03)	–	–		–	(0.05)	(0.06)	(0.03)	–
Total distributions	(0.19)		(0.39)	(0.43)	(0.44)	(0.41)	(0.38)	(0.21)		(0.42)	(0.46)	(0.47)	(0.44)	(0.41)
Net asset value, end of period	$10.59		$10.51	$9.42	$10.38	$10.58	$10.59	$10.60		$10.52	$9.43	$10.39	$10.59	$10.61
Total return	2.62	%(3)	15.89%	(5.16)%	2.33%	3.87%	2.24%	2.77	%(3)	16.21%	(4.88)%	2.63%	4.08%	2.55%
Ratios/supplemental data
Net assets, end of period
(in thousands)	$8,132		$8,345	$7,810	$8,363	$8,018	$7,764	$42,163		$45,657	$37,299	$41,648	$46,625	$47,816
Ratio of expenses to average
net assets	0.88	%(4)	0.90%	0.93%	0.89%	0.91%	0.92%	0.59	%(4)	0.61%	0.64%	0.60%	0.61%	0.62%
Ratio of net investment income to
average net assets	3.71	%(4)	3.82%	3.83%	3.62%	3.57%	3.52%	4.01	%(4)	4.10%	4.12%	3.92%	3.86%	3.81%
Portfolio turnover rate	2.44	%(3)	8.18%	13.76%	18.92%	19.07%	24.87%	2.44	%(3)	8.18%	13.76%	18.92%	19.07%	24.87%
The expense ratios after giving effect to the expense offset for uninvested cash balances were:
Ratio of expenses to average
net assets	0.88	%(4)	0.90%	0.92%	0.88%	0.90%	0.91%	0.59	%(4)	0.61%	0.63%	0.59%	0.61%	0.61%

(1) Per share amounts have been calculated using the daily average shares method.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Not annualized.
(4) Annualized.

See accompanying notes to financial statements.

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on January 1, 2010 and held for the six months ended June 30, 2010.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Six months ended June 30, 2010

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	2.69%	$1,000.00	$1,026.90	$3.72
Class C	2.26%	$1,000.00	$1,022.60	$7.92
Class I	2.62%	$1,000.00	$1,026.20	$4.42
Class Y	2.77%	$1,000.00	$1,027.70	$2.97

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.74%, 1.58%, 0.88% and 0.59% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges (“CDSC”) with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended June 30, 2010

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.12	$3.71
Class C	5.00%	$1,000.00	$1,016.96	$7.90
Class I	5.00%	$1,000.00	$1,020.43	$4.41
Class Y	5.00%	$1,000.00	$1,021.87	$2.96

(1)
Expenses are equal to the annualized expense ratio of 0.74%, 1.58%, 0.88% and 0.59% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. The Fund may also disclose other portfolio holdings as of a specified date (currently the Fund discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2010 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at www.sec.gov.

Shareholder Meeting Results (unaudited)

The Annual Meeting of Shareholders of Churchill Tax-Free Fund of Kentucky (the “Fund”) was held on April 23, 2010. The holders of shares representing 87% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1. To elect Trustees.

Dollar Amount of Votes
Trustee	For	Withheld
Thomas A. Christopher	$219,972,271	$1,506,619
David A. Duffy	$219,595,950	$1,882,929
Diana P. Herrmann	$220,360,427	$1,118,464
Theodore T. Mason	$220,077,403	$1,401,487
Anne J. Mills	$220,149,838	$1,329,052
John J. Partridge	$220,344,262	$1,134,628
James R. Ramsey	$217,396,102	$4,082,788
Laureen L. White	$219,015,178	$2,463,712

2. To ratify the selection of Tait, Weller & Baker LLP as the Fund’s independent registered public accounting firm.

Dollar Amount of Votes
For	Against	Abstain
$218,296,977	$1,437,862	$1,744,050

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement

     Renewal until June 30, 2011 of the Advisory and Administration Agreement (the “Advisory Agreement”) between the Fund and the Manager was approved by the Board of Trustees and the independent Trustees in June, 2010. At a meeting called and held for that purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

•	A copy of the agreement to be renewed;

•	A term sheet describing the material terms of the agreement;

•	The Annual Report of the Fund for the year ended December 31, 2009;

•
A report, prepared by the Manager and provided to the Trustees in advance of the meeting for the Trustees’ review, containing data about the performance of the Fund, data about its fees, expenses and purchases and redemptions of capital stock together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager; and

•	Quarterly materials reviewed at prior meetings on the Fund's performance, operations, portfolio and compliance.

     The Trustees reviewed materials relevant to, and considered the following factors:

The nature, extent, and quality of the services provided by the Manager.

     The Trustees noted that the Manager employed Todd W. Curtis as portfolio manager for the Fund and had provided credit analysis of the Fund’s portfolio securities through a locally-based credit advisory firm. Mr. Curtis had been the back-up portfolio manager for Churchill Tax-Free Fund of Kentucky since 2004 and the lead portfolio manager of the Manager’s $320 million Tax-Free Trust of Arizona since its inception in 1986. The Trustees noted the extensive experience of Mr. Curtis which consisted of over 24 years of experience managing Aquila’s municipal bond funds. Moreover, he has been an investment professional for close to 30 years.

     The Board considered that the Manager had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Fund, given that its purpose is to provide shareholders with as high a level of current income exempt from Kentucky state and regular Federal income taxes as is consistent with preservation of capital.

     The Manager has additionally provided all administrative services to the Fund. The Board considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s shareholder servicing agent and custodian.

     The Board concluded that the services provided were appropriate and satisfactory and that the Fund would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement.

The investment performance of the Fund and the Manager.

     The Board reviewed each aspect of the Fund’s performance and compared its performance with that of its local competitors, its peer group (i.e., Morningstar single-state intermediate tax-free municipal bond funds nationwide), and the benchmark index. It was noted that the materials provided by the Manager indicated that the Fund has had competitive investment performance compared to the in-state Kentucky funds, while it outperformed that of its Morningstar peer group for the three, five and ten-year periods. It was noted that recent performance had been impacted by the higher quality issues held in the Fund as compared to the Fund’s in-state competitors.

     The Board concluded that the performance of the Fund was acceptable in light of economic and financial market conditions, the length of its average maturities, its investment objectives and its long-standing emphasis on minimizing risk. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

The costs of the services to be provided and profits to be realized by the Manager and its affiliate from the relationship with the Fund.

     The information provided contained expense data for the Fund and its local competitors as well as data for its Morningstar peer group, including data for such front-end load funds of a comparable asset size. The materials also showed the profitability to the Manager of its services to the Fund.

     The Board compared the expense and fee data with respect to the Fund to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Fund and the fees paid were generally lower than those being paid by its Morningstar peer group and by the Fund’s local competitors.

     The Board further concluded that the profitability to the Manager and the Distributor did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows.

     Data provided to the Trustees showed that the Fund’s asset size had increased in the recent fiscal year after several years of general decline. The Trustees also noted that the materials indicated that the Fund’s fees were already generally lower than those of its peers, including those with breakpoints. Evaluation of this factor indicated to the Board that the Advisory Agreement should be renewed without addition of breakpoints at this time.

Benefits derived or to be derived by the Manager and its affiliate from the relationship with the Fund.

     The Board observed that, as is generally true of most fund complexes, the Manager and its affiliate, by providing services to a number of funds or other investment clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and its affiliate, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

Founders
Lacy B. Herrmann, Chairman Emeritus
Aquila Management Corporation

Manager
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Board of Trustees
Thomas A. Christopher, Chair
David A. Duffy
Diana P. Herrmann
Theodore T. Mason
Anne J. Mills
John J. Partridge
James R. Ramsey
Laureen L. White

Officers
Diana P. Herrmann, President
Todd W. Curtis, Vice President
and Portfolio Manager
Jason T. McGrew, Vice President
Robert S. Driessen, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer
and Treasurer
Edward M.W. Hines, Secretary

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
BNY MELLON INVESTMENT SERVICING (US) INC.
101 Sabin Street
Pawtucket, Rhode Island 02860

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if,  based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CHURCHILL TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
President and Trustee September 7, 2010

By:	/s/ Joseph P. DiMaggio
September 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann President and Trustee September 7, 2010

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer September 7, 2010

CHURCHILL TAX-FREE TRUST

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.